Benefit Plans And Obligations For Termination Indemnity (Asset Allocation By Category) (Details)	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	100.00%	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	57.50%	56.80%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	34.80%	36.10%
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	7.70%	7.10%